Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 418	$ 240	$ 103
Charges to Costs and Expenses	[1]	710	261	303
Charges to other accounts	[1]	(438)	(83)	(166)
Deductions	[1]
End of Year	[1]	690	418	240
Allowance for Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		21,046	18,478	15,901
Charges to Costs and Expenses
Charges to other accounts			2,568	2,577
Deductions		(3,601)
End of Year		$ 17,445	$ 21,046	$ 18,478

[1]	Write-off net of recoveries for the allowance for doubtful accounts.